Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 612,721,456	$ 648,741,272
Deemed distributed loans	(216,247)	(191,299)
Net assets available for benefits per the Form 5500	$ 612,505,209	$ 648,549,973